Note 25 - Provisions (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Provisions Abstract
Provisions for Financial Guarantees and Loan Commitments	$ 358,329,000	$ 1,649,000	$ 1,071,000
Other Provisions	1,349,787,000	1,318,131,000	1,581,971,000
PROVISIONS	$ 1,708,116,000	$ 1,319,780,000	$ 1,583,042,000